CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2022
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

4.           CASH AND CASH EQUIVALENTS

A reconciliation of cash and cash equivalents in the consolidated balance sheets to the amounts in the consolidated statement of cash flows is as follows:

	As of December 31,
	2021	2022
Cash and cash equivalents	33,322	31,168
Cash and cash equivalents	33,322	31,168